Organization (Details) - shares			1 Months Ended
	Apr. 23, 2019	Jan. 16, 2019	May 01, 2018	Feb. 13, 2017	Dec. 28, 2016
Organization (Textual)
Stock purchase agreement					140,000
Common stock shares				99.70%	86.30%
Reverse stock split, description		The Company completed a 1-for-5 reverse split of the Company's issued and outstanding shares of common stock (the "Reverse Split"), which was completed by the filing of a Certificate of Change Pursuant to NRS 78.209 (the "Certificate of Change") with the Nevada Secretary of State on December 26, 2018.
Aircom [Member]
Organization (Textual)
Common stock shares				99.70%
Aerkomm [Member]
Organization (Textual)
Acquisition, description				On February 13, 2017, Aerkomm entered into a share exchange agreement ("Exchange Agreement") with Aircom and its shareholders, pursuant to which Aerkomm acquired 100% of the issued and outstanding capital stock of Aircom in exchange for approximately 99.7% of the issued and outstanding capital stock of Aerkomm (or 87.81% on a fully-diluted basis). As a result of the share exchange, Aircom became a wholly-owned subsidiary of Aerkomm, and the former shareholders of Aircom became the holders of approximately 99.7% of Aerkomm's issued and outstanding capital stock.
Common stock shares				100.00%
Aerkomm [Member] | Subsequent Event [Member]
Organization (Textual)
Acquisition, description	On April 23, 2019, the Company filed a post-effective amendment No. 2 with the Securities and Exchange Commission (the ?SEC?), to extend the public offering to attempt to raise the remaining $16.44 million of the originally registered public offering amount, as well as the $9 million over-subscription option amount (see Note 11). Furthermore, two of the Company?s current shareholders (the ?Lenders?) each committed to provide to the Company a $10 million bridge loan (together, the ?Loans?) for an aggregate principal amount of $20 million, to bridge the Company?s cash flow needs prior to its obtaining a mortgage loan to be secured by a parcel of land (the ?Land?) the Company intends to purchase in Taiwan. The Lenders also agreed to an earlier closing of up to 25% of the principal amounts of the Loans upon the Company?s request prior to the time that title to the Land is vested in the Company?s subsidiary, Aerkomm Taiwan, to pay the outstanding payable to the Company?s vendors (see Note 17). With the $16.44 million to be raised in the remainder of the Company?s ongoing public offering and the $20 million in Loans committed by the Lenders, the Company believes its working capital will be adequate to sustain its operations for the next twelve months.
Tsai Ming Yin [Member]
Organization (Textual)
Acquisition, description			The land is expected to be used to build a satellite ground station and data center. On July 10, 2018, the Company, Aerkomm Taiwan and the Seller entered into a certain real estate sales contract regarding this acquisition. Pursuant to the terms of the contract, and subsequent amendments on July 30, 2018, September 4, 2018, November 2, 2018 and January 3, 2019, the Company paid to the seller in installments refundable prepayment of $33.85 million as of December 31, 2018. The remaining amount of the purchase price, $624,462, which may also be paid in installments, must be paid in full by the Company and Aerkomm Taiwan in cash before January 4, 2019, which was subsequently extended to July 4, 2019. As of March 31, 2019, the estimated commission payable for the land purchase in the amount of $1,369,148 was recorded to the cost of land.